SEGMENT INFORMATION - Additional Information (Detail) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Maximum percentage of total revenue contributed by single customer	10.00%	10.00%	10.00%